Related party transactions (Details) £ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2026 GBP (£)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 GBP (£)
Disclosure of transactions between related parties [line items]
Purchase of investments other than investments accounted for using equity method	£ 979		£ 44
Joulent LLC
Disclosure of transactions between related parties [line items]
Purchase of investments other than investments accounted for using equity method	£ 120	$ 159
Joulent LLC | Investments held at fair value through profit and loss
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	35.00%	35.00%
Joulent LLC | Investments held at fair value through profit and loss | Level 3
Disclosure of transactions between related parties [line items]
Investments, capital contributions	£ 268	$ 355